VIA EDGAR



April 3, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney Massachusetts Municipals Fund
	File Nos. 33-11417
		   811-4994

Dear Sirs:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced fund (the "Fund") does not differ from that contained in Post-Effective Amendment No. 17 to the Fund's Registration Statement on Form N-1A, which was filed electronically on March 24, 1997.


Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Daria J. Szczur

Daria J. Szczur

Enclosures